Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
21.	Income Taxes

The provision (benefit) for income taxes consisted of (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Continuing operations:
Current:
Federal	$4,901	3,215	(67,213)
State	1,379	1,936	—

	6,280	5,151	(67,213)

Deferred:
Federal	19,130	9,057	1,031
State	(4,453)	(4,993)	(1,318)

	14,677	4,064	(287)

Provision (benefit) for income taxes	$20,957	9,215	(67,500)

The Company’s actual provision (benefit) for income taxes from continuing operations differs from the expected Federal income tax provision as follows (dollars in thousands):

	For the Years Ended December 31,
	2011(1)		2010(1)		2009(1)
Income tax provision (benefit) at expected federal income tax rate of 35%	$15,623	35.00%	(51,093)	(35.00)%	(49,750)	(35.00)%
Increase (decrease) resulting from:
Benefit for state taxes, net of federal effect	(959)	(2.15)	(4,378)	(3.00)	(13,566)	(9.54)
Taxes related to subsidiaries not consolidated for income tax purposes	(3,844)	(8.61)	(3,496)	(2.39)	2,537	1.78
Gain on bargain purchase of Bluegreen	—	—	—	—	(63,997)	(45.02)
Increase in valuation allowance	260	0.58	64,671	44.30	42,776	30.09
Gain on Levitt and Sons settlement	6,308	14.13	4,031	2.76	10,182	7.16
Goodwill impairment adjustment	—	—	—	—	4,361	3.07
Tax credits	84	0.19	127	0.09	(148)	(0.10)
Tax-exempt interest income	(259)	(0.58)	(160)	(0.11)	(3)	—
Other – net	3,744	8.39	(487)	(0.33)	108	0.08

Provision (benefit) for income taxes	$20,957	46.95%	9,215	6.32%	(67,500)	(47.48)%

(1)	Expected tax is computed based upon income (loss) from continuing operations before noncontrolling interests.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and tax liabilities were (in thousands):

	December 31,
	2011	2010	2009
Deferred tax assets:
Allowance for loan losses, REO, tax certificate losses and write-downs for financial statement purposes	$73,334	82,076	66,846
Federal and State NOL and tax credit carryforward	389,892	394,100	284,784
Capital loss carryover	2,978	2,978	2,978
Investment in Levitt and Sons	—	—	33,082
Real estate inventory capitalized costs for tax purposes in excess of amounts capitalized for financial statement purposes	4,931	4,979	82,479
Real estate valuation	82,176	90,936	49,259
Accumulated other comprehensive loss, net	6,177	1,278	2,409
Share based compensation	8,320	10,862	9,164
Income recognized for tax purposes and deferred for financial statement purposes	11,225	6,845	10,334
Investment in securities	176	820	825
Investment in unconsolidated affiliates	828	828	828
Property and equipment	6,378	5,081	4,611
Purchase accounting adjustments for bank acquisitions	962	507	—
Other	10,481	18,360	21,562

Total gross deferred tax assets	598,028	619,650	569,161
Valuation allowance	(388,350)	(384,818)	(318,306)

Total deferred tax assets	209,678	234,832	250,855

Deferred tax liabilities:
Installment sales treatment of notes	182,120	213,153	224,941
Intangible assets	24,200	24,593	23,355
Junior subordinate notes	21,654	21,869	20,979
Deferred loan income	1,720	1,674	1,188
Prepaid pension expense	4,617	1,630	1,852
Other	12	576	3,745

Total gross deferred tax liabilities	234,323	263,495	276,060

Net deferred tax liability	(24,645)	(28,663)	(25,205)
Less net deferred tax liability at beginning of period	28,663	25,205	—
Acquisition of Bluegreen	—	—	24,029
Effect of a change in accounting principle	—	—	86
Adoption of ASU 2009-16 and 17	—	1,781	—
Net change in deferred tax assets attributable to capital transactions	333	—	—
Reduction in deferred tax valuation allowance for continuing operations	—	1,311	2,777

Benefit (provision) for deferred income taxes	4,351	(366)	1,687
Less: Provision (benefit) for deferred income taxes - discontinued operations	(19,028)	(3,698)	(1,400)

Benefit (provision) for deferred income taxes - continuing operations	$(14,677)	(4,064)	287

Activity in the deferred tax asset valuation allowance was (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Balance, beginning of period	$384,818	318,306	272,765
Increase in deferred tax valuation allowance	260	64,671	42,776
Increase in deferred tax valuation allowance- Discontinued operations	1,841	1,595	8,115
Other comprehensive income (loss)	2,971	841	792
Deconsolidation of subsidiary	(3,467)	—	—
Acquisition of control of Bluegreen	—	—	(4,704)
Increase (decrease) in deferred tax allowance – paid in capital	1,927	(595)	(1,438)

Balance, end of period	$388,350	384,818	318,306

Generally, the amount of tax expense or benefit allocated to continuing operations is determined without regard to the tax effects of other categories of income or loss, such as other comprehensive income. However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from continuing operations and pretax income from other categories. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in continuing operations. In 2010, BFC reduced its deferred tax valuation allowance from continuing operations by $1.3 million, to reflect the future taxable income associated with BFC’s unrealized gains in accumulated other comprehensive income. In 2009, the Company reduced its deferred tax valuation allowance from continuing operations by $2.8 million, of which approximately $2.3 million was attributed to BankAtlantic Bancorp and the balance was attributed to BFC to reflect the future taxable income associated with unrealized gains in accumulated other comprehensive income.

BFC and its subsidiaries evaluate their deferred tax assets to determine if valuation allowances are required. In the evaluation, management considers net operating loss carry-back availability, expectations of sufficient future taxable income, trends in earnings, existence of taxable income in recent years, the future reversal of temporary differences, and available tax planning strategies that could be implemented, if required. Valuation allowances are established based on the consideration of all available evidence using a more likely than not standard. Based on evaluations, deferred tax valuation allowances of $0.3 million, $64.7 million and $42.8 million were established for the years ended December 31, 2011, 2010 and 2009, respectively.

The deferred tax asset valuation allowance will be reversed if and when it becomes more likely than not that BFC and its subsidiaries will generate sufficient taxable income in the future to utilize the tax benefits of the related deferred tax assets. The majority of the benefits of the net deferred tax assets can be carried forward for 20 years and applied to offset future taxable income.

In November 2009, the Workers, Homeownership, and Business Assistance Act of 2009 was enacted. The act extended the net operating loss (“NOL”) carry-back period from two years to up to five years for the 2008 or the 2009 tax years. Included in the Company’s consolidated statements of operations for the year ended December 31, 2009 was a $31.8 million benefit for income taxes resulting from BankAtlantic Bancorp’s election to carry-back its 2009 NOLs for five years. Also included in the Company’s consolidated statements of financial condition at December 31, 2010 are current income tax receivables of $10.8 million resulting from Woodbridge’s election to carryback its 2008 NOLs for five years. We have received approximately $29.2 million of tax refunds in 2010 and received an additional $10.8 million in 2011. Under the terms of the Settlement Agreement entered into with the Joint Committee of Unsecured Creditors in the Chapter 11 Cases, we agreed to share with the Debtors’ Estate a portion of the tax refund attributable to periods prior to the filing of the Chapter 11 Cases. Accordingly, a liability of $11.7 million, which is the amount of the tax refund received by us estimated to be paid to the Debtors’ Estate under the Settlement Agreement, was established. At December 31, 2011, the $11.7 million portion of the tax refund to be paid to the Debtors’ Estate was received and placed in an escrow account. The $11.7 million amount is included as restricted cash in the Company’s Consolidated Statement of Financial Condition.

On January 1, 2007, the Company adopted the accounting guidance on uncertain income tax positions (ASC 740). These cumulative-effect adjustments represent the difference between the amount of tax benefits required to be recognized based on the application of ASC 740 and the amount of tax benefits recognized prior to the application of ASC 740. A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Balance as of beginning of period	$2,366	2,583	2,571
Additions based on tax positions related to current year	—	—	284
Lapse of Statute of Limitations	(2,366)	—	—
Reductions of tax positions for prior years	—	(217)	(272)

Balance as of end of period	$—	2,366	2,583

BFC and its wholly-owned subsidiaries file consolidated U.S. federal and Florida income tax returns. BFC and its subsidiaries file separate state income tax returns for each jurisdiction, other than Florida. Subsidiaries in which BFC owns less than 80% of the outstanding equity are not included in BFC’s consolidated U.S. federal or Florida income tax return. Upon consummation of the merger with Woodbridge on September 21, 2009, Woodbridge became a wholly-owned subsidiary of BFC and its activities are included in the Company’s U.S. Federal and Florida consolidated tax return from the date of the merger. Prior to the merger, Woodbridge was not included in the Company’s consolidated tax return. BFC’s deferred tax assets and liabilities, including net operating loss carryforwards, are specific to BFC and may currently not be utilized by BankAtlantic Bancorp or Bluegreen.

At December 31, 2011, BFC (excluding BankAtlantic Bancorp, pre-merger Woodbridge and Bluegreen) had estimated state and federal net operating loss carryforwards of approximately $277.4 million (which expire from 2012 through 2031). A full valuation allowance was established for these NOLs. BFC’s NOL carryforwards include approximately $12.3 million that are attributed to the exercise of stock options, and the tax benefits will be recognized in the financial statements until such deductions are utilized to reduce taxes payable. As a result of BFC’s merger with Woodbridge in September 2009, BFC experienced a “change of ownership” as that term is defined in the Internal Revenue Code. This change of ownership resulted in a significant limitation of the amount of BFC’s pre-merger net operating losses that can be utilized by BFC annually. Of the total net operating loss carryforwards, approximately $81.2 million were generated by BFC prior to the merger with Woodbridge. However, Woodbridge’s pre-merger NOL’s are available to be used by BFC and are not subject to this limitation.

As of September 21, 2009, the date on which its merger with BFC was consummated, Woodbridge had U.S. federal and Florida NOL carryforwards of approximately $105.3 million and $211.0 million, respectively, which expire from 2026 through 2028. Woodbridge had established a valuation allowance for its entire deferred tax assets, net of the deferred tax liabilities.

Prior to the merger, Woodbridge was subject to U.S. federal income tax as well as to income tax in multiple state jurisdictions. Woodbridge is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for tax years before 2005. In April 2010, both BankAtlantic Bancorp and Woodbridge were notified by the IRS that it would examine the 2009 and 2008 tax refund claims. Both examinations were concluded in 2011 with no changes.

On September 21, 2009, BFC adopted the rights agreement described in Note 27 in an attempt to protect our ability to use available NOLs to offset future taxable income.

Bluegreen and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. With certain exceptions, Bluegreen is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. As of December 31, 2011, Bluegreen has U.S. federal NOL carryforwards of approximately $71.4 million, which expire at various periods from 2024 through 2031, and alternative minimum tax credit carryforwards of $42.6 million, which never expire. Additionally, as of December 31, 2011, Bluegreen had state operating loss carryforwards of approximately $419.8 million, which expire beginning in 2012 through 2031.

In 2010, Bluegreen received notice from the State of Minnesota that one of its subsidiary’s tax returns for the years ended December 31, 2006 through 2008 was selected for audit. The audit field work has not yet been scheduled. While there is no assurance as to the results of the audit, Bluegreen does not currently anticipate any material adjustments in connection with this examination.

In August 2011, Bluegreen received notice from the North Carolina Department of Revenue that Bluegreen’s Income/Franchise Tax Returns for the years ended December 31, 2007 through 2009 were selected for audit. The field work for this audit was completed in October 2011. While there is no assurance as to the results of the audit, Bluegreen does not currently anticipate any material adjustments in connection with this examination.

During 2011, Bluegreen received notice from the States of Alabama, Indiana, Minnesota and Wisconsin that it and several of their subsidiary’s tax returns were selected for audit. The audit field work for any of these examinations have yet to be scheduled. While there is no assurance as to the results of these audits, Bluegreen does not currently anticipate any material adjustments in connection with these examinations.

Prior to 2011, BankAtlantic Bancorp and its subsidiaries filed a consolidated federal income tax return but separate state income tax returns. Starting in 2011, BankAtlantic Bancorp and its subsidiaries will file a consolidated Florida income tax return.

As of December 31, 2011, BankAtlantic Bancorp’s has federal NOL carryforwards of approximately $356.0 million which expire from 2028 through 2031. BankAtlantic Bancorp’s federal tax credit carryforwards were $2.1 million at December 31, 2011 and expire from 2025 through 2029. BankAtlantic Bancorp’s state NOL carryforwards were $780.5 million as of December 31, 2011 and expire from 2016 through 2031.

Prior to December 31, 1996, BankAtlantic was permitted to deduct from taxable income an allowance for bad debts which was in excess of the provision for such losses charged to income. Accordingly, at December 31, 2011, BankAtlantic Bancorp had $21.5 million of excess allowance for bad debts for which no provision for income tax has been provided. If, in the future, this portion of retained earnings is distributed, or BankAtlantic no longer qualifies as a bank for tax purposes, federal income tax of $7.5 million would be realized.

BankAtlantic Bancorp’s is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for tax years before 2005. There were no income tax filings under examination as of December 31, 2011.